Leases	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Leases
Leases

Note 10 – Leases

The Company has lease contracts for various buildings used in its operations. Leases of buildings generally have lease terms between 3 and 10 years. The Company applied incremental borrowing rates that ranged from 2.46% to 8.58% for respective leases. The Company’s obligations under its leases are secured by the lessor’s title to the leased assets. The Company has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Company’s business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised.

ROU assets and lease liabilities consist of the following:

	June 30, 2025	September 30, 2024
Operating lease assets	$4,717	$6,490

Current operating lease liabilities	$1,190	$1,469
Non-current operating lease liabilities	3,854	5,623
Total Operating lease liabilities	$5,044	$7,092

Total lease costs for the three and nine months ended June 30, 2024 and 2025 were:

	Three Months ended June 30,		Nine Months ended June 30,
	2025	2024	2025	2024
Operating lease cost	$547	$666	$1,707	$1,816
Variable lease cost	-	-	-	-
Total lease cost	$547	$666	$1,707	$1,816

Approximate aggregate annual lease payments as of June 30, 2025:

Year	Operating Leases
July 1 – September 30, 2025	$399
2026	1,451
2027	1,314
2028	1,016
2029	746
Thereafter	1,136
Total	$6,062
Less: Imputed interest	(1,018)
Present value of net lease payments	$5,044

The following table includes supplemental lease information as at June 30, 2025:

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$551
Weighted average remaining lease term (in years)
Operating leases	4.78
Weighted average discount rate
Operating leases	7.74%

10. Leases

The Company has lease contracts for various buildings used in its operations. Leases of buildings generally have lease terms between 3 and 10 years. The Company applied incremental borrowing rates that ranged from 1.39% to 8.68% for respective leases. The Company’s obligations under its leases are secured by the lessor’s title to the leased assets. The Company has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Company’s business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised.

ROU assets and lease liabilities as of September 30, 2023 and 2024, consist of the following:

	September 30, 2024	September 30, 2023
Operating lease assets	$9,412	$6,428

Current operating lease liabilities	$1,985	$1,638
Non-current operating lease liabilities	7,596	4,852
Total Operating lease liabilities	$9,581	$6,490

Total lease costs for the twelve months ended September 30, 2023 and 2024 were:

	2024	2023
Operating lease cost	$2,588	$1,845
Variable lease cost	185	152
Total lease cost	$2,773	$1,997

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

Approximate aggregate annual lease payments as of September 30, 2024:

Year	Operating Leases
October 1 – December 31, 2024	$678
2025	2,499
2026	2,068
2027	1,863
2028	1,364
2029	1,027
Thereafter	2,403
Total	$11,902
Less: Imputed interest	(2,321)
Present value of net lease payments	$9,581

The following table includes supplemental lease information:

	Year Ended September 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,547	$1,813
Weighted average remaining lease term (in years)
Operating leases	5.84	5.16
Weighted average discount rate
Operating leases	7.39%	6.16%